Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001122649
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 30, 2012
Prospectus Date	rr_ProspectusDate	Jan 30, 2012

No Load Class | The Hillman Focused Advantage Fund
THE HILLMAN FOCUSED ADVANTAGE FUND
Investment Objective.
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	No Load Class The Hillman Focused Advantage Fund No Load Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		No Load Class The Hillman Focused Advantage Fund No Load Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.27%
Total Annual Fund Operating Expenses		2.52%
Fee Waiver and/or Expense Reimbursement	[1]	1.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%
[1]	The Fund's investment advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the administrator under its consolidated fee arrangement. The agreement continues in effect until January 31, 2013 and may not be terminated prior to that date.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class The Hillman Focused Advantage Fund No Load Shares	153	687	1,249	2,779

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 16.10% of the average value of its portfolio.

Principal Investment Strategies.
In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies which Hillman Capital Management, Inc. (the "Advisor") believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its total net assets is invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock.  This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:

• dominance in a particular industry or niche market;
• management style and adaptability;
• strength of pricing and purchasing power;
• barriers to industry competition;
• strength of brand or franchise with commensurate brand loyalty; and
• quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.  The quantitative measures of a company include:

• price-to-book ratio;
• present value of discounted projected cash flows;
• balance sheet strength;
• price-to-sales ratio; and
• price-to-earnings ratio.

The Advisor allocates a target percentage of total portfolio value to each security it purchases.  Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of approximately 20 stocks.  From time to time, the Fund may also focus the Fund's assets in securities of one or more particular sectors of the economy and may at times invest more than 25% of the Fund's net assets in a particular sector, such as the financial, healthcare, retail, and technology sectors.  The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Principal Risks of Investing in the Fund.
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that either of the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•
Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve their investment objectives.

•
Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

•
Non-diversified Status Risk.  The Fund is considered a non-diversified fund and therefore can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, which may make the Fund more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.

•
Sector Focus Risk.  The Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Fund's share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

•
Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Performance Information.
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Calendar Year Returns

Quarterly Returns During This Time Period
Highest return for a quarter	28.61%	Quarter ended June 30, 2003
Lowest return for a quarter	-25.33%	Quarter ended December 31, 2008

Average Annual Total Returns Period Ended December 31, 2011
Average Annual Total Returns - No Load Class The Hillman Focused Advantage Fund	Past 1 Year	Past 5 Years	Past 10 Years
No Load Shares	(6.61%)	(4.47%)	4.31%
No Load Shares After taxes on distributions	(6.61%)	(5.08%)	3.75%
No Load Shares After taxes on distributions and sale of shares	(4.30%)	(3.93%)	3.61%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
No Load Class | The Hillman Focused Advantage Fund | No Load Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	687
5 Years	rr_ExpenseExampleYear05	1,249
10 Years	rr_ExpenseExampleYear10	2,779
Annual Return 2002	rr_AnnualReturn2002	(21.01%)
Annual Return 2003	rr_AnnualReturn2003	55.06%
Annual Return 2004	rr_AnnualReturn2004	21.76%
Annual Return 2005	rr_AnnualReturn2005	14.43%
Annual Return 2006	rr_AnnualReturn2006	12.30%
Annual Return 2007	rr_AnnualReturn2007	(2.98%)
Annual Return 2008	rr_AnnualReturn2008	(45.69%)
Annual Return 2009	rr_AnnualReturn2009	44.57%
Annual Return 2010	rr_AnnualReturn2010	11.81%
Annual Return 2011	rr_AnnualReturn2011	(6.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.33%)
Past 1 Year	rr_AverageAnnualReturnYear01	(6.61%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.47%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.31%
No Load Class | The Hillman Focused Advantage Fund | No Load Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.61%)
Past 5 Years	rr_AverageAnnualReturnYear05	(5.08%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.75%
No Load Class | The Hillman Focused Advantage Fund | No Load Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.30%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.93%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.61%
No Load Class | The Hillman Focused Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HILLMAN FOCUSED ADVANTAGE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 16.10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies which Hillman Capital Management, Inc. (the "Advisor") believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its total net assets is invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock.  This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:

• dominance in a particular industry or niche market;
• management style and adaptability;
• strength of pricing and purchasing power;
• barriers to industry competition;
• strength of brand or franchise with commensurate brand loyalty; and
• quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.  The quantitative measures of a company include:

• price-to-book ratio;
• present value of discounted projected cash flows;
• balance sheet strength;
• price-to-sales ratio; and
• price-to-earnings ratio.

The Advisor allocates a target percentage of total portfolio value to each security it purchases.  Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of approximately 20 stocks.  From time to time, the Fund may also focus the Fund's assets in securities of one or more particular sectors of the economy and may at times invest more than 25% of the Fund's net assets in a particular sector, such as the financial, healthcare, retail, and technology sectors.  The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that either of the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•
Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve their investment objectives.

•
Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

•
Non-diversified Status Risk.  The Fund is considered a non-diversified fund and therefore can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, which may make the Fund more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.

•
Sector Focus Risk.  The Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Fund's share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

•
Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified Status Risk. The Fund is considered a non-diversified fund and therefore can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, which may make the Fund more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ncfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest return for a quarter	28.61%	Quarter ended June 30, 2003
Lowest return for a quarter	-25.33%	Quarter ended December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Period Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

No Load Class | The Hillman Focused Advantage Fund | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.92%

[1]	The Fund's investment advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the administrator under its consolidated fee arrangement. The agreement continues in effect until January 31, 2013 and may not be terminated prior to that date.

No Load Class | The Hillman Advantage Equity Fund
THE HILLMAN ADVANTAGE EQUITY FUND
Investment Objective.
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	No Load Class The Hillman Advantage Equity Fund No Load Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		No Load Class The Hillman Advantage Equity Fund No Load Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.39%
Total Annual Fund Operating Expenses		2.64%
Fee Waiver and/or Expense Reimbursement	[1]	1.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%
[1]	The Fund's investment advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the administrator under its consolidated fee arrangement. The agreement continues in effect until January 31, 2013 and may not be terminated prior to that date.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class The Hillman Advantage Equity Fund No Load Shares	153	712	1,298	2,889

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13.40% of the average value of its portfolio.

Principal Investment Strategies.
In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies which Hillman Capital Management, Inc. (the "Advisor") believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its total net assets is invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock.  This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:

• dominance in a particular industry or niche market;
• management style and adaptability;
• strength of pricing and purchasing power;
• barriers to industry competition;
• strength of brand or franchise with commensurate brand loyalty; and
• quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.  The quantitative measures of a company include:

• price-to-book ratio;
• present value of discounted projected cash flows;
• balance sheet strength;
• price-to-sales ratio; and
• price-to-earnings ratio.

The Advisor allocates a target percentage of total portfolio value to each security it purchases.  Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of approximately 45 stocks.  The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Principal Risks of Investing in the Fund.
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•
Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve their investment objectives.

•
Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

•
Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Performance Information.
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Calendar Year Returns

Quarterly Returns During This Time Period
Highest return for a quarter	20.16%	Quarter ended June 30, 2009
Lowest return for a quarter	-21.81%	Quarter ended December 31, 2008

Average Annual Total Returns Period Ended December 31, 2011
Average Annual Total Returns - No Load Class The Hillman Advantage Equity Fund	Past 1 Year	Past 5 Years	Past 10 Years
No Load Shares	(0.42%)	(1.12%)	4.35%
No Load Shares After taxes on distributions	(0.63%)	(1.61%)	3.70%
No Load Shares After taxes on distributions and sale of shares	(0.27%)	(1.12%)	3.53%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
No Load Class | The Hillman Advantage Equity Fund | No Load Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.14%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	712
5 Years	rr_ExpenseExampleYear05	1,298
10 Years	rr_ExpenseExampleYear10	2,889
Annual Return 2002	rr_AnnualReturn2002	(7.74%)
Annual Return 2003	rr_AnnualReturn2003	26.60%
Annual Return 2004	rr_AnnualReturn2004	13.02%
Annual Return 2005	rr_AnnualReturn2005	7.19%
Annual Return 2006	rr_AnnualReturn2006	14.46%
Annual Return 2007	rr_AnnualReturn2007	0.03%
Annual Return 2008	rr_AnnualReturn2008	(38.31%)
Annual Return 2009	rr_AnnualReturn2009	42.64%
Annual Return 2010	rr_AnnualReturn2010	7.82%
Annual Return 2011	rr_AnnualReturn2011	(0.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.81%)
Past 1 Year	rr_AverageAnnualReturnYear01	(0.42%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.12%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.35%
No Load Class | The Hillman Advantage Equity Fund | No Load Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.63%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.61%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.70%
No Load Class | The Hillman Advantage Equity Fund | No Load Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.27%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.12%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.53%
No Load Class | The Hillman Advantage Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HILLMAN ADVANTAGE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies which Hillman Capital Management, Inc. (the "Advisor") believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its total net assets is invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock.  This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:

• dominance in a particular industry or niche market;
• management style and adaptability;
• strength of pricing and purchasing power;
• barriers to industry competition;
• strength of brand or franchise with commensurate brand loyalty; and
• quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.  The quantitative measures of a company include:

• price-to-book ratio;
• present value of discounted projected cash flows;
• balance sheet strength;
• price-to-sales ratio; and
• price-to-earnings ratio.

The Advisor allocates a target percentage of total portfolio value to each security it purchases.  Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of approximately 45 stocks.  The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•
Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve their investment objectives.

•
Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

•
Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ncfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest return for a quarter	20.16%	Quarter ended June 30, 2009
Lowest return for a quarter	-21.81%	Quarter ended December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Period Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

No Load Class | The Hillman Advantage Equity Fund | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.92%

[1]	The Fund's investment advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the administrator under its consolidated fee arrangement. The agreement continues in effect until January 31, 2013 and may not be terminated prior to that date.

Class A & Class C | The Hillman Focused Advantage Fund
THE HILLMAN FOCUSED ADVANTAGE FUND
Investment Objective.
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000.  More information about these and other discounts is available from your financial professional and in "Investing in the Funds – Class A Shares" in this Prospectus and in "Additional Purchase and Redemption Information – Sales Charges" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A & Class C The Hillman Focused Advantage Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A & Class C The Hillman Focused Advantage Fund		Class A	Class C
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.27%	1.27%
Total Annual Fund Operating Expenses		2.52%	3.27%
Fee Waiver and/or Expense Reimbursement	[1]	1.02%	1.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	2.25%
[1]	The Fund's investment advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the administrator under its consolidated fee arrangement. The agreement continues in effect until January 31, 2013 and may not be terminated prior to that date.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A & Class C The Hillman Focused Advantage Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,223	1,752	3,194
Class C	328	912	1,619	3,498

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A & Class C The Hillman Focused Advantage Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,223	1,752	3,194
Class C	228	912	1,619	3,498

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 16.10% of the average value of its portfolio.

Principal Investment Strategies.
In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies which Hillman Capital Management, Inc. (the "Advisor") believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its total net assets is invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock.  This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:

• dominance in a particular industry or niche market;
• management style and adaptability;
• strength of pricing and purchasing power;
• barriers to industry competition;
• strength of brand or franchise with commensurate brand loyalty; and
• quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.  The quantitative measures of a company include:

• price-to-book ratio;
• present value of discounted projected cash flows;
• balance sheet strength;
• price-to-sales ratio; and
• price-to-earnings ratio.

The Advisor allocates a target percentage of total portfolio value to each security it purchases.  Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of approximately 20 stocks.  From time to time, the Fund may also focus the Fund's assets in securities of one or more particular sectors of the economy and may at times invest more than 25% of the Fund's net assets in a particular sector, such as the financial, healthcare, retail, and technology sectors.  The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Principal Risks of Investing in the Fund.
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that either of the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•
Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve their investment objectives.

•
Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

•
Non-diversified Status Risk.  The Fund is considered a non-diversified fund and therefore can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, which may make the Fund more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.

•
Sector Focus Risk.  The Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Fund's share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

•
Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Performance Information.
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Class A Shares Calendar Year Returns

Quarterly Returns During This Time Period
Highest return for a quarter	22.73%	Quarter ended June 30, 2009
Lowest return for a quarter	-25.28%	Quarter ended December 31, 2008

Sales loads are not reflected in the chart above.  If these amounts were reflected, returns would be less than those shown.

Average Annual Total Returns Period Ended December 31, 2011
Average Annual Total Returns - Class A & Class C The Hillman Focused Advantage Fund	Past 1 Year	Past 5 Years	Since Inception of Share Class	Inception Date
Class A	(11.97%)	(5.55%)	(2.08%)	Jul 18, 2006
Class A After taxes on distributions	(11.97%)	(6.17%)	(2.89%)	Jul 18, 2006
Class A After taxes on distributions and sale of shares	(7.78%)	(4.82%)	(1.95%)	Jul 18, 2006
Class C	(7.37%)	(5.16%)	(1.76%)	Jul 18, 2006
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	2.11%	(0.25%)	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
Class A & Class C | The Hillman Focused Advantage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,223
5 Years	rr_ExpenseExampleYear05	1,752
10 Years	rr_ExpenseExampleYear10	3,194
1 Year	rr_ExpenseExampleNoRedemptionYear01	719
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,223
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,752
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,194
Annual Return 2007	rr_AnnualReturn2007	(2.76%)
Annual Return 2008	rr_AnnualReturn2008	(45.64%)
Annual Return 2009	rr_AnnualReturn2009	44.51%
Annual Return 2010	rr_AnnualReturn2010	11.79%
Annual Return 2011	rr_AnnualReturn2011	(6.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.28%)
Past 1 Year	rr_AverageAnnualReturnYear01	(11.97%)
Past 5 Years	rr_AverageAnnualReturnYear05	(5.55%)
Since Inception of Share Class	rr_AverageAnnualReturnSinceInception	(2.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
Class A & Class C | The Hillman Focused Advantage Fund | Class A | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(11.97%)
Past 5 Years	rr_AverageAnnualReturnYear05	(6.17%)
Since Inception of Share Class	rr_AverageAnnualReturnSinceInception	(2.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
Class A & Class C | The Hillman Focused Advantage Fund | Class A | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(7.78%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.82%)
Since Inception of Share Class	rr_AverageAnnualReturnSinceInception	(1.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
Class A & Class C | The Hillman Focused Advantage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	912
5 Years	rr_ExpenseExampleYear05	1,619
10 Years	rr_ExpenseExampleYear10	3,498
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	912
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,619
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,498
Past 1 Year	rr_AverageAnnualReturnYear01	(7.37%)
Past 5 Years	rr_AverageAnnualReturnYear05	(5.16%)
Since Inception of Share Class	rr_AverageAnnualReturnSinceInception	(1.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
Class A & Class C | The Hillman Focused Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HILLMAN FOCUSED ADVANTAGE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000.  More information about these and other discounts is available from your financial professional and in "Investing in the Funds – Class A Shares" in this Prospectus and in "Additional Purchase and Redemption Information – Sales Charges" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 16.10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	With respect to the Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies which Hillman Capital Management, Inc. (the "Advisor") believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its total net assets is invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock.  This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:

• dominance in a particular industry or niche market;
• management style and adaptability;
• strength of pricing and purchasing power;
• barriers to industry competition;
• strength of brand or franchise with commensurate brand loyalty; and
• quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.  The quantitative measures of a company include:

• price-to-book ratio;
• present value of discounted projected cash flows;
• balance sheet strength;
• price-to-sales ratio; and
• price-to-earnings ratio.

The Advisor allocates a target percentage of total portfolio value to each security it purchases.  Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of approximately 20 stocks.  From time to time, the Fund may also focus the Fund's assets in securities of one or more particular sectors of the economy and may at times invest more than 25% of the Fund's net assets in a particular sector, such as the financial, healthcare, retail, and technology sectors.  The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that either of the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•
Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve their investment objectives.

•
Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

•
Non-diversified Status Risk.  The Fund is considered a non-diversified fund and therefore can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, which may make the Fund more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.

•
Sector Focus Risk.  The Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Fund's share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

•
Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified Status Risk. The Fund is considered a non-diversified fund and therefore can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, which may make the Fund more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ncfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Calendar Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns During This Time Period
Highest return for a quarter	22.73%	Quarter ended June 30, 2009
Lowest return for a quarter	-25.28%	Quarter ended December 31, 2008

Sales loads are not reflected in the chart above.  If these amounts were reflected, returns would be less than those shown.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Period Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Class A & Class C | The Hillman Focused Advantage Fund | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception of Share Class	rr_AverageAnnualReturnSinceInception	2.47%

[1]	The Fund's investment advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the administrator under its consolidated fee arrangement. The agreement continues in effect until January 31, 2013 and may not be terminated prior to that date.

Class A & Class C | The Hillman Advantage Equity Fund
THE HILLMAN ADVANTAGE EQUITY FUND
Investment Objective.
The Fund long-term capital appreciation.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000.  More information about these and other discounts is available from your financial professional and in "Investing in the Funds – Class A Shares" in this Prospectus and in "Additional Purchase and Redemption Information – Sales Charges" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A & Class C The Hillman Advantage Equity Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A & Class C The Hillman Advantage Equity Fund		Class A	Class C
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.39%	1.39%
Total Annual Fund Operating Expenses		2.64%	3.39%
Fee Waiver and/or Expense Reimbursement	[1]	1.14%	1.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	2.25%
[1]	The Fund's investment advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the administrator under its consolidated fee arrangement. The agreement continues in effect until January 31, 2013 and may not be terminated prior to that date.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A & Class C The Hillman Advantage Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,246	1,799	3,298
Class C	328	936	1,667	3,600

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A & Class C The Hillman Advantage Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,246	1,799	3,298
Class C	228	936	1,667	3,600

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13.40% of the average value of its portfolio.

Principal Investment Strategies.
In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies which Hillman Capital Management, Inc. ("Advisor") believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its total net assets is invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock.  This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:

• dominance in a particular industry or niche market;
• management style and adaptability;
• strength of pricing and purchasing power;
• barriers to industry competition;
• strength of brand or franchise with commensurate brand loyalty; and
• quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.

The quantitative measures of a company include:

• price-to-book ratio;
• present value of discounted projected cash flows;
• balance sheet strength;
• price-to-sales ratio; and
• price-to-earnings ratio.

 The Advisor allocates a target percentage of total portfolio value to each security it purchases.  Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of approximately 45 stocks.  The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Principal Risks of Investing in the Fund.
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•
Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve their investment objectives.

•
Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

•
Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Performance Information.
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Class A Shares Calendar Year Returns

Quarterly Returns During This Time Period
Highest return for a quarter	20.22%	Quarter ended June 30, 2009
Lowest return for a quarter	-21.18%	Quarter ended December 31, 2008

Sales loads are not reflected in the chart above.  If these amounts were reflected, returns would be less than those shown.

Average Annual Total Returns Period Ended December 31, 2011
Average Annual Total Returns - Class A & Class C The Hillman Advantage Equity Fund	Past 1 Year	Past 5 Years	Since Inception of Share Class	Inception Date
Class A	(5.89%)	(1.97%)	0.96%	Jul 18, 2006
Class A After taxes on distributions	(6.09%)	(2.43%)	0.31%	Jul 18, 2006
Class A After taxes on distributions and sale of shares	(3.83%)	(1.81%)	0.65%	Jul 18, 2006
Class C	(1.10%)	(1.14%)	1.68%	Jul 18, 2006
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	2.11%	(0.25%)	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
Class A & Class C | The Hillman Advantage Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.14%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,246
5 Years	rr_ExpenseExampleYear05	1,799
10 Years	rr_ExpenseExampleYear10	3,298
1 Year	rr_ExpenseExampleNoRedemptionYear01	719
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,246
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,799
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,298
Annual Return 2007	rr_AnnualReturn2007	0.40%
Annual Return 2008	rr_AnnualReturn2008	(37.81%)
Annual Return 2009	rr_AnnualReturn2009	42.93%
Annual Return 2010	rr_AnnualReturn2010	7.81%
Annual Return 2011	rr_AnnualReturn2011	(0.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.18%)
Past 1 Year	rr_AverageAnnualReturnYear01	(5.89%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.97%)
Since Inception of Share Class	rr_AverageAnnualReturnSinceInception	0.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
Class A & Class C | The Hillman Advantage Equity Fund | Class A | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.09%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.43%)
Since Inception of Share Class	rr_AverageAnnualReturnSinceInception	0.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
Class A & Class C | The Hillman Advantage Equity Fund | Class A | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.83%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.81%)
Since Inception of Share Class	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
Class A & Class C | The Hillman Advantage Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.14%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	936
5 Years	rr_ExpenseExampleYear05	1,667
10 Years	rr_ExpenseExampleYear10	3,600
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	936
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,667
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,600
Past 1 Year	rr_AverageAnnualReturnYear01	(1.10%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.14%)
Since Inception of Share Class	rr_AverageAnnualReturnSinceInception	1.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
Class A & Class C | The Hillman Advantage Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HILLMAN ADVANTAGE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000.  More information about these and other discounts is available from your financial professional and in "Investing in the Funds – Class A Shares" in this Prospectus and in "Additional Purchase and Redemption Information – Sales Charges" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	With respect to the Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies which Hillman Capital Management, Inc. ("Advisor") believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its total net assets is invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock.  This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:

• dominance in a particular industry or niche market;
• management style and adaptability;
• strength of pricing and purchasing power;
• barriers to industry competition;
• strength of brand or franchise with commensurate brand loyalty; and
• quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.

The quantitative measures of a company include:

• price-to-book ratio;
• present value of discounted projected cash flows;
• balance sheet strength;
• price-to-sales ratio; and
• price-to-earnings ratio.

 The Advisor allocates a target percentage of total portfolio value to each security it purchases.  Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of approximately 45 stocks.  The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•
Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve their investment objectives.

•
Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

•
Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ncfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Calendar Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns During This Time Period
Highest return for a quarter	20.22%	Quarter ended June 30, 2009
Lowest return for a quarter	-21.18%	Quarter ended December 31, 2008

Sales loads are not reflected in the chart above.  If these amounts were reflected, returns would be less than those shown.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Period Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Class A & Class C | The Hillman Advantage Equity Fund | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception of Share Class	rr_AverageAnnualReturnSinceInception	2.47%

[1]	The Fund's investment advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the administrator under its consolidated fee arrangement. The agreement continues in effect until January 31, 2013 and may not be terminated prior to that date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012